Notes Payable - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
2024 Notes Issued On November 2018
Debt Instrument [Line Items]
Interest rate	4.375%
Principal amount	$ 600
2024 Notes Issued On December 2018
Debt Instrument [Line Items]
Interest rate	4.375%
Principal amount	$ 250
2022 Ten-year Notes
Debt Instrument [Line Items]
Interest rate	3.50%
Payment frequency of debt interest	semi-annually
Principal amount	$ 750
2019 Notes
Debt Instrument [Line Items]
Interest rate	2.75%
Payment frequency of debt interest	semi-annually
Principal amount	$ 1,000
2020 Notes
Debt Instrument [Line Items]
Interest rate	3.00%
Principal amount	$ 750
2025 Notes
Debt Instrument [Line Items]
Interest rate	4.125%
2020 Notes and 2025 Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2022 Five-year Notes
Debt Instrument [Line Items]
Interest rate	2.875%
Principal amount	$ 900
2027 Notes
Debt Instrument [Line Items]
Interest rate	3.625%
Principal amount	$ 600
2022 Five-year Notes and 2027 Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2023 Notes
Debt Instrument [Line Items]
Interest rate	3.875%
Principal amount	$ 1,000
2028 March Notes
Debt Instrument [Line Items]
Interest rate	4.375%
Principal amount	$ 500
2023 Notes and 2028 March Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2028 November Notes
Debt Instrument [Line Items]
Interest rate	4.875%
Principal amount	$ 400
2025 Five-year Notes
Debt Instrument [Line Items]
Interest rate	3.075%
Principal amount	$ 600
2030 Notes
Debt Instrument [Line Items]
Interest rate	3.425%
Principal amount	$ 400
2025 Five-year Notes And 2030 Notes
Debt Instrument [Line Items]
Payment frequency of debt interest	semi-annually
2025 December Notes
Debt Instrument [Line Items]
Discount on debt issued	$ 20
Debt issuance cost	$ 31